Note 39 - Financial Instruments - Schedule of Non-derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Lease liabilities	$ 451,368	$ 210,448
Long-term borrowings, current portion	963,878	1,972,371
Not later than one year [member]
Statement Line Items [Line Items]
Lease liabilities	451,368	210,448
Long-term borrowings, current portion	963,878	1,972,371
Later than one year [member]
Statement Line Items [Line Items]
Lease liabilities	873,114	579,699
Long-term borrowings, current portion	$ 3,404,363	$ 4,372,188